Loans (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Total long-term loans - current portion	$ 202,405	$ 676,284
Total long-term loans - non-current portion	2,177,592	1,652,561
Total short-term and long-term loans	2,379,997	2,328,845
Huaneng Guicheng Trust Co Ltd [Member]
Total long-term loans - current portion	146,296	100,054
Long-term loans - non-current portion	0	48,999
Xinmao Group Company Limited [Member]
Total long-term loans - non-current portion	2,177,592	0
Bank of Beijing [Member]
Long-term loans - non-current portion	0	1,096,491
China Resources Shenzhen Investment Trust Co Ltd [Member]
Total long-term loans - current portion	0	82,237
Jiangsu Suning Bank Member
Total long-term loans - current portion	0	186,472
Long-term loans - non-current portion	0	32,261
Zhejiang Mintai Commercial Bank (Hangzhou Branch).
Total long-term loans - current portion	39,276	21,587
Long-term loans - non-current portion	0	17,989
Xiaoshan Rural Commercial Bank [Member]
Long-term loans - non-current portion	0	328,947
WeBank Co., Ltd [Member]
Total long-term loans - current portion	16,833	285,934
Long-term loans - non-current portion	$ 0	$ 127,874